Exhibit 99.1

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-20	30/360 Days	30	Collection Period Start	1-Jan-20
Distribution Date	18-Feb-20	Actual/360 Days	34	Collection Period End	31-Jan-20
				Prior Month Settlement Date	15-Jan-20
				Current Month Settlement Date	18-Feb-20

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,128,824,647.21	607,305,188.84	580,718,046.67	0.557488
Yield Supplement Overcollaterization		87,155,232.17	35,041,453.70	32,833,438.11
Total Adjusted Pool Balance		1,041,669,415.04	572,263,735.14	547,884,608.56
Total Adjusted Securities		1,041,669,415.04	572,263,735.14	547,884,608.56	0.525968
Class A-1 Notes	2.35000%	225,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.76000%	272,500,000.00	80,843,747.42	61,726,302.83	0.226519
Class A-2b Notes	1.77625%	75,000,000.00	22,250,572.68	16,988,890.69	0.226519
Class A-3 Notes	3.06000%	347,500,000.00	347,500,000.00	347,500,000.00	1.000000
Class A-4 Notes	3.16000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	41,669,415.04	41,669,415.04	41,669,415.04	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	19,117,444.58	185,940.62	70.1557599	0.6823509
Class A-2b Notes	5,261,682.00	37,326.88	70.1557599	0.4976917
Class A-3 Notes	0.00	886,125.00	—	2.5500000
Class A-4 Notes	0.00	210,666.67	—	2.6333334
Certificates	0.00	0.00	—	—

Total Securities	24,379,126.58	1,320,059.17

I. COLLECTIONS

Interest:
Interest Collections				1,303,371.02
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,303,371.02
Principal:
Principal Collections				25,778,041.60
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				25,778,041.60
Recoveries of Defaulted Receivables				487,919.98

Total Collections				27,569,332.60

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			36,809	572,263,735.14
Total Principal Payment				24,379,126.58

			36,112	547,884,608.56

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	27,569,332.60
Reserve Account Draw	0.00
Total Available for Distribution	27,569,332.60
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	506,087.66
Servicing Fee Paid	506,087.66
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	185,940.62
Class A-2a Notes Monthly Interest Paid	185,940.62
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	37,326.88
Class A-2b Notes Monthly Interest Paid	37,326.88
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	886,125.00
Class A-3 Notes Monthly Interest Paid	886,125.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	210,666.67
Class A-4 Notes Monthly Interest Paid	210,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,320,059.17
Total Note Monthly Interest Paid		1,320,059.17
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		25,743,185.77
4. Total Monthly Principal Paid on the Notes		24,379,126.58
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		24,379,126.58
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,364,059.19
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,364,059.19

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,173.54
Required Reserve Account Amount		2,604,173.54
Beginning Reserve Account Balance		2,604,173.54
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,173.54
Required Reserve Account Amount for Next Period		2,604,173.54

VI. POOL STATISTICS

Weighted Average Coupon		2.50%
Weighted Average Remaining Maturity		39.00

	Amount	Number
Principal on Defaulted Receivables	809,100.57	42
Principal Recoveries of Defaulted Receivables	487,919.98

Monthly Net Losses	321,180.59
Pool Balance at Beginning of Collection Period	607,305,188.84
Net Loss Ratio for Third Preceding Collection Period	0.74%
Net Loss Ratio for Second Preceding Collection Period	0.75%
Net Loss Ratio for Preceding Collection Period	0.58%
Net Loss Ratio for Current Collection Period	0.63%
Four-Month Average Net Loss Ratio	0.68%
Cumulative Net Losses for all Periods	7,809,719.98

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,827,545.65	190	0.66%
61-90 Days Delinquent	927,030.25	46	0.16%
91-120 Days Delinquent	215,210.53	19	0.04%
More than 120 Days	0.00	0	0.00%
Total 31+ Days Delinquent Receivables:	4,969,786.43	255	0.86%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.17%	0.16%
Delinquency Ratio for Second Preceding Collection Period	0.21%	0.19%
Delinquency Ratio for Preceding Collection Period	0.24%	0.20%
Delinquency Ratio for Current Collection Period	0.20%	0.18%
Four-Month Average Delinquency Ratio	0.21%	0.18%
60 Day Delinquent Receivables	1,203,599.35
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

4. Has there been an issuance of notes or other securities backed by the Receivables?			NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO